Debt	12 Months Ended
Dec. 31, 2025
Financial Instruments [Abstract]
Debt
20. Debt

($ in millions)	December 31, 2025			December 31, 2024
	Face Value (US$)	Fair Value (CAD$)	Carrying Value (CAD$)	Face Value (US$)	Fair Value (CAD$)	Carrying Value (CAD$)
3.9% notes due July 2030 (a)	$142	$192	$194	$143	$196	$204
6.125% notes due October 2035 (a)	179	264	243	187	273	266
6.0% notes due August 2040 (a)	190	268	259	194	273	278
6.25% notes due July 2041 (a)	243	338	329	245	350	349
5.2% notes due March 2042 (a)	167	204	226	167	212	237
5.4% notes due February 2043 (a)	108	139	147	108	141	154
	1,029	1,405	1,398	1,044	1,445	1,488
QB project financing facility (b)	1,618	2,276	2,197	1,912	2,847	2,719
Antamina loan agreement (c)	225	309	309	225	324	324
	$2,872	$3,990	$3,904	$3,181	$4,616	$4,531
Less current portion of debt	(294)	(403)	(403)	(294)	(423)	(423)
	$2,578	$3,587	$3,501	$2,887	$4,193	$4,108

The fair values of debt are determined using market values if available, which are considered Level 1 fair value measurements on the fair value hierarchy. If market values are unavailable, the fair values of debt are determined using discounted cash flows based on our cost of borrowing. These are considered Level 2 fair value measurements with significant other observable inputs on the fair value hierarchy (Note 33).
20. Debt (continued)

a) Long-Term Notes

All of our outstanding notes are redeemable at any time by repaying the greater of the principal amount and the present value of the sum of the remaining scheduled principal and interest amounts discounted at a comparable treasury yield plus a stipulated spread, plus, in each case, accrued interest to, but not including, the date of redemption. In addition, all of our outstanding notes, except for notes due October 2035, are callable at 100% (plus accrued interest to, but not including, the date of redemption) within three to six months of maturity.

In 2025, we purchased US$15 million aggregate principal amount of our outstanding term notes (US$1 million of the 3.9% notes due 2030, US$7 million of the 6.125% notes due 2035, US$4 million of the 6.0% notes due 2040, and US$3 million of the 6.25% notes due 2041) via open market repurchases. The total cash cost of the purchases was $22 million (US$15 million), which was funded from cash on hand.

In 2024, we purchased US$1.4 billion aggregate principal amount of our outstanding term notes pursuant to the cash tender offers made on July 4, 2024, and through open market purchases in the third and fourth quarters of 2024. The total principal amount of the notes purchased comprised US$360 million of the 3.9% notes due 2030, US$149 million of the 6.125% notes due 2035, US$279 million of the 6.0% notes due 2040, US$151 million of the 6.25% notes due 2041, US$228 million of the 5.2% notes due 2042 and US$259 million of the 5.4% notes due 2043. The total cash cost of the purchases was $2.0 billion (US$1.4 billion), which was funded from cash on hand.

Certain of our notes are subject to a change of control provision requiring repurchase in the event a downgrade follows a change of control. Our notes are also subject to covenants regarding liens on certain assets and certain restricted subsidiaries, and to customary events of default, including non-payment of principal and interest, bankruptcy or insolvency, covenant non-compliance, material final judgments, or other material indebtedness becoming due prior to maturity as a result of a default. An unremedied event of default may result in an acceleration of the repayment of the notes, causing them to become due and payable ahead of scheduled maturity. As at December 31, 2025, we are in compliance with our covenants.

b) QB Project Financing Facility

As at December 31, 2025, the limited recourse QB project financing facility had a balance of US$1.6 billion. Amounts drawn under the facility bear interest at Term SOFR plus applicable margins that vary over time. The facility is being repaid in 17 equal semi-annual instalments of US$147 million, which began on June 15, 2023.

The facility was guaranteed pre-final completion on a several basis by Teck and SMM/SC pro rata to the respective equity interests in the Series A shares of QBSA. The project met all the completion requirements, submitted all the completion test-related certificates and achieved final completion as defined under the facility in March 2025. As a result, these guarantees have been released.

The facility is secured by pledges of Teck’s and SMM/SC’s interests in QBSA and by security over QBSA’s assets, which consist primarily of QB project assets. The facility is subject to customary project financing covenants and terms, including with respect to granting security in assets and accounts, maintenance of insurance, periodic reporting, restrictions on certain activities (such as incurring additional debt beyond agreed thresholds), and other operational covenants. Breach of the project finance covenants could lead to enforcement action by the project lenders, including the acceleration of repayment of the facility, among other consequences. As at December 31, 2025, we are in compliance with our covenants.
c) Antamina Loan Agreement

On June 11, 2025, Antamina entered into an updated US$1.0 billion loan agreement maturing in June 2030, replacing the existing five-year agreement entered into in 2021. As at December 31, 2025, the loan was fully drawn and our 22.5% share of the principal value of the loan is US$225 million. Amounts outstanding under this facility bear interest at Term SOFR plus an applicable margin. The loan is non-recourse to us and the other Antamina shareholders.
20. Debt (continued)

d) Revolving Credit Facilities

We maintain a US$3.0 billion sustainability-linked revolving credit facility maturing in October 2029. The facility has pricing adjustments where the cost will increase, decrease or remain unchanged based on our sustainability performance. Our sustainability performance over the term of the facility is measured by non-financial variables that are specific to our greenhouse gas emissions intensity, the percentage of women in our workforce, and our high-potential safety incidents, with targets that evolve and progress over the term of the facility. In 2024 and 2025, our sustainability performance resulted in no change in pricing.

As at December 31, 2025, the facility was undrawn. Any amounts drawn under this facility can be repaid at any time and are due in full at maturity. Amounts outstanding under the facility bear interest at Term SOFR plus an applicable margin based on credit ratings and our sustainability performance, as described above. This facility requires our total net debt-to-capitalization ratio to not exceed 0.60 to 1.0 (Note 34). Following the sale of the steelmaking coal business in July 2024, cash and cash equivalents have increased significantly and as a result, our cash balances were greater than our debt balances at December 31, 2025. Therefore, we do not exceed the required net debt-to-capitalization ratio. This facility does not have an earnings or cash flow-based financial covenant, a credit rating trigger or a general material adverse effect borrowing condition.

In addition to that financial covenant, the facility is subject to customary covenants including limits on subsidiary debt, change of control repayment requirements, and the prohibition on agreements that may restrict subsidiary dividend payments or loan repayments to Teck. Breach of these covenants could lead to an inability to borrow under the facility, or an enforcement action by lenders, including accelerating any outstanding debt repayment. As at December 31, 2025, we are in compliance with our covenants.

We maintain uncommitted bilateral credit facilities primarily for the issuance of letters of credit to support our future reclamation obligations. As at December 31, 2025, we had $2.0 billion (December 31, 2024 – $1.5 billion) of letters of credit outstanding. We also had $549 million (December 31, 2024 – $441 million) in surety bonds outstanding at December 31, 2025 to support current and future reclamation obligations.

e) Scheduled Principal Payments

At December 31, 2025, scheduled principal payments during the next five years and thereafter are as follows:

($ in millions)	US$	CAD$ Equivalent
2026	$294	$403
2027	294	403
2028	294	403
2029	294	403
2030	661	906
Thereafter	1,035	1,418
	$2,872	$3,936
20. Debt (continued)

f) Debt Continuity

($ in millions)	US$		CAD$ Equivalent
	2025	2024	2025	2024
At January 1	$3,149	$4,940	$4,531	$6,534
Cash flows
Proceeds from debt	225	56	308	77
Redemption, purchase or repayment of debt	(534)	(1,870)	(733)	(2,544)
Non-cash changes
(Gain)/Loss on debt redemption or purchase	1	(4)	1	(5)
Changes in foreign exchange rates	—	—	(213)	458
Finance fees, discount amortization and other	7	27	10	11
At December 31	$2,848	$3,149	$3,904	$4,531
22. QB Advances from SMM/SC

In conjunction with the subscription arrangement with SMM/SC in 2019, QBSA entered into a subordinated loan facility agreement with SMM/SC to advance QBSA up to US$1.3 billion. QBSA subsequently entered into six additional subordinated loan facility agreements with SMM/SC to advance QBSA an additional US$2.5 billion. The six additional subordinated loan facilities contain similar terms to the original subordinated loan facility. The advances for all seven facility agreements are due to be repaid in full at maturity on January 15, 2038. Amounts outstanding under the facilities bear interest at Term SOFR plus applicable margins that vary over time. As at December 31, 2025, US$3.5 billion was outstanding and US$343 million remained undrawn.

($ in millions)	December 31, 2025			December 31, 2024
	Face Value (US$)	Fair Value (CAD$)	Carrying Value (CAD$)	Face Value (US$)	Fair Value (CAD$)	Carrying Value (CAD$)
QB advances from SMM/SC	$3,485	$4,958	$4,745	$3,136	$4,707	$4,483

The fair value of the advances is determined using discounted cash flows based on our cost of borrowing. This is considered a Level 2 fair value measurement with significant observable inputs on the fair value hierarchy (Note 33).

QB Advances from SMM/SC Carrying Value Continuity

($ in millions)	US$		CAD$ Equivalent
	2025	2024	2025	2024
At January 1	$3,116	$2,644	$4,483	$3,497
Cash flows
Advances	346	471	476	652
Non-cash changes
Finance fee amortization	1	1	1	1
Changes in foreign exchange rates	—	—	(215)	333
At December 31	$3,463	$3,116	$4,745	$4,483